UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     October 11, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total: $    596,551,916

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
AT&T Inc.			      Common Stock	00206R102 $12,937,488 	 	  397,343     Sole		     Sole
Abbott Laboratories		      Common Stock	002824100 $12,191,473 	 	  251,060     Sole		     Sole
Automatic Data Processing	      Common Stock	053015103 $ 5,425,164 	 	  114,600     Sole		     Sole
BP Amoco			      Common Stock	055622104 $12,086,918 	 	  184,308     Sole		     Sole
Bank of America Corp.		      Common Stock	060505104 $26,825,391 		  500,754     Sole		     Sole
Boeing Co.			      Common Stock	097023105 $13,007,096 		  164,960     Sole		     Sole
Bristol-Myers Squibb Co.	      Common Stock	110122108 $13,998,561 	 	  561,740     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101 $ 4,763,920 	 	   72,400     Sole		     Sole
ChevronTexaco Corp.		      Common Stock	166764100 $14,413,708 		  222,228     Sole		     Sole
Citigroup Inc.			      Common Stock	172967101 $24,329,161 		  489,816     Sole		     Sole
Coca-Cola Co.			      Common Stock	191216100 $12,929,498 		  289,380     Sole		     Sole
Colgate Palmolive Co.		      Common Stock	194162103 $26,858,250 	 	  432,500     Sole		     Sole
Comcast Corp. Cl A		      Common Stock	20030N101 $15,087,201 		  409,422     Sole		     Sole
Dell Inc.			      Common Stock	24702R101 $23,472,668 	 	1,027,700     Sole		     Sole
Walt Disney Co.			      Common Stock	254687106 $ 4,762,304 		  154,070     Sole		     Sole
Dow Chemical			      Common Stock	260543103 $14,495,882 	 	  371,880     Sole		     Sole
Du Pont (E.I.) de Nemours	      Common Stock	263534109 $13,220,424 		  308,600     Sole		     Sole
Duke Energy Corp.		      Common Stock	26441C105 $12,543,057 		  415,333     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102 $14,238,620 		  212,200     Sole		     Sole
Fannie Mae			      Common Stock	313586109 $16,737,777 		  299,370     Sole		     Sole
General Electric Co.		      Common Stock	369604103 $14,116,647 		  399,905     Sole		     Sole
Hanebrands Inc.			      Common Stock	410345102 $ 4,276,337 		  189,975     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102 $ 7,928,441 		  218,595     Sole		     Sole
Intel Corp.			      Common Stock	458140100 $ 5,063,511 		  246,160     Sole		     Sole
International Business Machines       Common Stock	459200101 $26,188,024 		  319,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104 $12,122,999 		  186,680     Sole		     Sole
McDonalds Corp.			      Common Stock	580135101 $ 3,430,824 		   87,700     Sole		     Sole
Merck & Co. Inc.		      Common Stock	589331107 $14,746,286 		  351,940     Sole		     Sole
Merrill Lynch & Co. Inc.	      Common Stock	590188108 $ 5,631,840 		   72,000     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104 $14,964,815 		  547,560     Sole		     Sole
PNC Financial Services Group	      Common Stock	693475105 $15,117,214 		  208,686     Sole		     Sole
Pepsico Inc.			      Common Stock	713448108 $13,506,210 		  206,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103 $14,653,045 		  516,680     Sole		     Sole
Procter & Gamble Co.		      Common Stock	742718109 $14,887,596 		  240,200     Sole		     Sole
Progressive Corp.		      Common Stock	743315103 $21,595,200 		  880,000     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103 $24,423,186 		1,519,800     Sole		     Sole
Texas Instruments Inc.		      Common Stock	882508104 $14,663,250 		  441,000     Sole		     Sole
3M Co.				      Common Stock	88579Y101 $11,276,118 		  151,520     Sole		     Sole
Verizon Communications Inc.	      Common Stock	92343V104 $12,171,548 		  327,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102 $11,902,140 		  213,300     Sole		     Sole
Wal-Mart Stores Inc.		      Common Stock	931142103 $12,833,064 		  260,200     Sole		     Sole
Washington Mutual Inc.		      Common Stock	939322103 $22,865,220 		  526,000     Sole		     Sole
Wyeth				      Common Stock	983024100 $ 3,863,840 		   76,000     Sole		     Sole
====================================================================================================================================
